Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Equity
Total equity	$ 792,018	$ 389,429
NPS Holdings Limited [Member]
Current assets
Goodwill	341,871
Successor [Member]
Current assets
Cash and cash equivalents	36,901
Accounts receivable	86,764
Unbilled revenue	94,195
Inventories	63,503
Other current assets	32,957
Total current assets	314,320
Property, plant and equipment	324,379
Intangible assets	176,474
Goodwill	475,663	182,053
Other assets	10,021
Total assets	1,300,857
Liabilities and equity
Accounts payable	75,244
Accrued expenses	62,922
Current portion of loans and borrowings	16,368
Short-term borrowings	118,411
Other current liabilities	39,909
Total current liabilities	312,854
Loans and borrowings	170,890
Other liabilities	25,095
Total liabilities	508,839
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Common stock value	801,545
Predecessor convertible redeemable shares
Additional paid in capital
Retained earnings (accumulated deficit)	(7,362)
Accumulated other comprehensive (loss) income
Total shareholders' equity	794,183
Non-controlling interests	(2,165)
Total equity	792,018
Total liabilities and equity	$ 1,300,857
Predecessor [Member]
Current assets
Inventories		32,313
Property, plant and equipment		264,269
Liabilities and equity
Short-term borrowings		8,773
Predecessor [Member] | NPS Holdings Limited [Member]
Current assets
Cash and cash equivalents		27,545
Accounts receivable		58,174
Unbilled revenue		24,167
Inventories		32,313
Other current assets		19,656
Total current assets		161,855
Property, plant and equipment		264,269
Intangible assets		10
Goodwill		182,053
Other assets		11,385
Total assets		619,572
Liabilities and equity
Accounts payable		25,132
Accrued expenses		23,324
Current portion of loans and borrowings
Short-term borrowings		8,773
Other current liabilities		5,228
Total current liabilities		62,457
Loans and borrowings		147,024
Other liabilities		20,662
Total liabilities		230,143
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Common stock value		342,250
Predecessor convertible redeemable shares		27,750
Additional paid in capital		3,345
Retained earnings (accumulated deficit)		18,480
Accumulated other comprehensive (loss) income		(436)
Total shareholders' equity		391,389
Non-controlling interests		(1,960)
Total equity		389,429
Total liabilities and equity		$ 619,572